Inventory (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 351,028	$ 337,085
Less: Inventory reserve	(212,658)	(211,014)
Inventory	$ 138,370	$ 126,071